Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred
Income tax (benefit)/provision	$ 80,006	$ 344,586	$ 327,384
Cayman Islands [Member]
Current
Current tax provision
Deferred
Deferred tax (benefit)
Hong Kong [Member]
Current
Current tax provision
Deferred
Deferred tax (benefit)
China [Member]
Current
Current tax provision	101,922	363,605	331,688
Deferred
Deferred tax (benefit)	$ (21,916)	$ (19,019)	$ (4,304)